Convertible Debentures (Details 1)	12 Months Ended
Oct. 31, 2020 USD ($)
Convertible Debentures
Difference: carrying value of deemed prior debt and deemed reissued debt	$ 337,997
Replacement warrants - quantity 6,818,182 (Note 17.3)	346,792
Consideration warrants - quantity 1,590,909 (Note 17.3)	80,918
Total loss from deemed restructuring	$ 765,707